Pay vs Performance Disclosure - USD ($)	4 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2024	Aug. 21, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year (a)	Summary Compensation Table Total (1)(2)		Compensation Actually Paid to PEO(3)(4) ($) (c)		Average Summary Compensation Table Total for Non-PEO NEOs(3) ($)(f)	Average Compensation Actually Paid to Non-PEO NEOs (g)(1)(3)(4)	Value of Initial Fixed $100 Investment Based On:(5)		Net Income ($mm) (j)	Adjusted Operating Income ($mm) (k)
	For First PEO (b)	For Second PEO (c)	For First PEO (d)	For Second PEO (e)			Total Shareholder Return (h)	Peer Group Total Shareholder Return (i)
2024	1,928,155	354,411	(1,389,595)	354,411	1,580,810	1,197,739	127.05	187.17	61.0	80.5
2023	2,775,057	N/A	4,902,796	N/A	1,052,016	1,458,579	193.31	157.48	70.7	96.5
2022	4,237,236	N/A	2,166,146	N/A	1,036,904	703,292	113.95	138.39	78.8	105.2
2021	2,994,500	N/A	3,543,568	N/A	1,075,700	963,934	193.48	202.44	103.3	88.0
2020	3,043,500	N/A	4,189,473	N/A	1,155,400	1,432,153	162.81	141.94	65.4	84.1

Named Executive Officers, Footnote	Mr. Litwin served as PEO during 2020, 2021, 2022, 2023 and through August 21, 2024 (the "First PEO") and Mr. Richard B. Leeds served as our PEO from August 21, 2024 through February 17, 2025 (the "Second PEO"). The individuals comprising the Non-PEO NEOs for each year presented are as follows:
2024: Thomas Clark, Claudia Hughes, Manoj Shetty and Adina G. Storch
(2)2023: Richard B. Leeds, Bruce Leeds, Robert Leeds, Thomas Clark, Claudia Hughes and Manoj Shetty.
2022: Thomas Clark, Claudia Hughes, Manoj Shetty and Klaus Werner.
2021: Richard B. Leeds, Bruce Leeds, Robert Leeds, Thomas Clark and Eric Lerner.
2020: Richard B. Leeds, Bruce Leeds, Robert Leeds, Thomas Clark, Ritesh Chaturbedi, Robert Dooley and Eric Lerner. The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Litwin for each corresponding year in the Total Compensation column of the Summary Compensation Table. The dollar amounts reported in column (c) is the total compensation for Mr. Richard B. Leeds for the August 21, 2024 through December 31, 2024 period.See Summary Compensation Table on page 41 of this Proxy Statement.

Peer Group Issuers, Footnote			For each of 2024, 2023, 2022, 2021 and 2020, total shareholder return for the Company and the peer group represents the dollar value as of December 31, 2024, 2023, 2022, 2021 and 2020, of a deemed fixed investment of $100 at market close on December 31, 2019, assuming reinvestment of dividends. The Peer Group TSR set forth in this table utilizes the S&P Retail Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2024.
Adjustment To PEO Compensation, Footnote	For each of 2024, 2023, 2022, 2021 and 2020, the values included in this column for the compensation actually paid to our PEO(s) and the average compensation actually paid to our Non-PEO NEOs reflect the following adjustments to the values included in column (b) and column (f), respectively.

PEO		2024 For First PEO	2024 For Second PEO
Summary Compensation Table ("SCT") Total for PEO (column (b))		$1,928,155	$354,411
-	aggregate change in actuarial present value of pension benefits
+	service cost of pension benefits
+	prior service cost of pension benefits
-	SCT “Stock Awards” column value	$(187,500)	$—
-	SCT “Option Awards” column value	$(887,508)	$—
+	year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year-end	$—	$—
[+/-]	year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	$—	$—
+	vesting date fair value of equity awards granted and vested in the covered year	$—	$—
[+/-]	year-over-year change in fair value of equity awards granted in prior years that vested in the covered year	$115,879	$—
-	fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year	$(2,358,621)	$—
+	dollar value of dividends/earnings paid on equity awards in the covered year
+	excess fair value for equity award modifications
Compensation Actually Paid to PEO (column (c))		$(1,389,595)	$354,411

Non-PEO NEO Average Total Compensation Amount			$ 1,580,810	$ 1,052,016	$ 1,036,904	$ 1,075,700	$ 1,155,400
Non-PEO NEO Average Compensation Actually Paid Amount			$ 1,197,739	1,458,579	703,292	963,934	1,432,153
Adjustment to Non-PEO NEO Compensation Footnote

Average for Non-PEO NEOs		2024
Average SCT Total for Non-PEO NEOs (column (d))		$1,580,810
-	aggregate change in actuarial present value of pension benefits
+	service cost of pension benefits
+	prior service cost of pension benefits
-	SCT “Stock Awards” column value	$(88,969)
-	SCT “Option Awards” column value	$(726,358)
+	year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year-end	$492,903
[+/-]	year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	$(209,999)
+	vesting date fair value of equity awards granted and vested in the covered year
[+/-]	year-over-year change in fair value of equity awards granted in prior years that vested in the covered year	$149,352
-	fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year
+	dollar value of dividends/earnings paid on equity awards in the covered year
+	excess fair value for equity award modifications
	Average Compensation Actually Paid to Non-PEO NEOs (column (e))	$1,197,739

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Most Important Performance Measures (3 to 7 metrics w/o ranking)
Net Sales
Gross Profit
Gross Margin
Adjusted Operating Income

Total Shareholder Return Amount			$ 127.05	193.31	113.95	193.48	162.81
Peer Group Total Shareholder Return Amount			187.17	157.48	138.39	202.44	141.94
Net Income (Loss)			$ 61,000,000.0	$ 70,700,000	$ 78,800,000	$ 103,300,000	$ 65,400,000
Company Selected Measure Amount			80,500,000	96,500,000	105,200,000	88,000,000.0	84,100,000
PEO Name	Mr. Richard B. Leeds	Mr. Litwin		Mr. Litwin	Mr. Litwin	Mr. Litwin	Mr. Litwin
Additional 402(v) Disclosure			The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually realized or received by the Company’s NEOs. These amounts reflect total compensation as set forth in the Summary Compensation Table above for each corresponding year, adjusted as described in footnote 4 below. Compensation actually paid to Mr. Litwin in 2024 reflects the forfeiture of unvested equity awards.
Measure:: 1
Pay vs Performance Disclosure
Name			Net Sales
Measure:: 2
Pay vs Performance Disclosure
Name			Gross Profit
Measure:: 3
Pay vs Performance Disclosure
Name			Gross Margin
Measure:: 4
Pay vs Performance Disclosure
Name			Adjusted Operating Income
Mr Litwin [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 1,928,155	$ 2,775,057	$ 4,237,236	$ 2,994,500	$ 3,043,500
PEO Actually Paid Compensation Amount			(1,389,595)	$ 4,902,796	$ 2,166,146	$ 3,543,568	$ 4,189,473
Richard Leeds [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			354,411
PEO Actually Paid Compensation Amount			354,411
PEO | Mr Litwin [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr Litwin [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr Litwin [Member] | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr Litwin [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr Litwin [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr Litwin [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr Litwin [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			115,879
PEO | Mr Litwin [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,358,621)
PEO | Mr Litwin [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr Litwin [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table, Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(187,500)
PEO | Mr Litwin [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table, Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(887,508)
PEO | Mr Litwin [Member] | Excess Fair Value For Equity Award Modifications [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Richard Leeds [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Richard Leeds [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Richard Leeds [Member] | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Richard Leeds [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Richard Leeds [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Richard Leeds [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Richard Leeds [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Richard Leeds [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Richard Leeds [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Richard Leeds [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table, Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Richard Leeds [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table, Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Richard Leeds [Member] | Excess Fair Value For Equity Award Modifications [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			492,903
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(209,999)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			149,352
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table, Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(88,969)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table, Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(726,358)
Non-PEO NEO | Excess Fair Value For Equity Award Modifications [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount